SUBSEQUENT EVENTS (Details Narrative) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands									1 Months Ended			6 Months Ended					12 Months Ended
	Dec. 11, 2025 USD ($) $ / shares	Nov. 17, 2025 USD ($) $ / shares	Oct. 03, 2025 USD ($)	Sep. 08, 2025 USD ($)	Aug. 06, 2025	Jul. 17, 2025 USD ($)	Jul. 17, 2025 ILS (₪)	Mar. 17, 2025 $ / shares shares	Mar. 31, 2025 USD ($)	Jan. 31, 2025 USD ($) $ / shares shares	Jan. 31, 2025 ILS (₪) shares	Dec. 18, 2025 USD ($)	Dec. 18, 2025 ILS (₪)	Jun. 30, 2025 USD ($) shares		Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) shares		Dec. 31, 2023 USD ($) shares		Dec. 21, 2025 USD ($)	Oct. 06, 2025 USD ($)	Aug. 07, 2025 USD ($)	Jun. 30, 2025 ₪ / shares	[1],[2]	Dec. 31, 2024 ₪ / shares	[1],[2]	Dec. 31, 2023 ₪ / shares	[3],[4]
Subsequent Event [Line Items]
Stock options granted | shares																	11,925		13,905
Common stock shares authorized | shares														13,265,593	[1],[2]		13,265,593	[1],[2],[3],[4]	12,788,585	[3],[4]
Common stock, par value | ₪ / shares																								₪ 0.01		₪ 0.01		₪ 0.01
Forward share split, description					1-for-4.77008
Litigation payments														$ 92,000			$ 92,000
Research and development services														289,000		$ 168,000	335,000		$ 567,000
Accrued expense and other current liabilities														$ 1,179,000			$ 987,000		$ 616,000
Share options, vest period																	5 years 21 days
Common Stock [Member]
Subsequent Event [Line Items]
Stock issued during period shares new issues | shares								22,802,000,000
Common stock shares authorized | shares								9,536,000
Dr. Dalia Meggido [Member]
Subsequent Event [Line Items]
Compensation adjustments description									(i) NIS 86 ($24) monthly consultation fee in the first year following the IPO, (ii) NIS 97 ($27) monthly consultation fee in the second year following the IPO, and (iii) NIS 106 ($29) monthly consultation fee from the third year following the IPO; (iv) monthly car allowance and maintenance expenses of NIS 4 ($1); (v) annual bonus of up to 25% of annual consulting fees, subject to approval of our Board of Directors; one-time bonus of NIS 724 plus VAT ($200) upon completion of the IPO. Further, the compensation committee and the Board of Directors, may grant Dr. Megiddo (i) a special bonus of up to 1.5% of the proceeds of a qualified merger, sale, or assignment as provided therein; (ii) a one-time bonus for special efforts performed by Dr. Megiddo and/or in respect of the significant contribution of Dr. Megiddo to the Company’s operations, special projects or extra ordinary achievements which are not in the Company’s general course of business; (iii) a bonus of NIS 905 plus VAT ($249) upon NDA submission for NS002 to the FDA; and (iv) a bonus of NIS 1,811 plus VAT ($497) upon FDA approval of an NDA for NS002.
Mr. Ehud Gilboa [Member]
Subsequent Event [Line Items]
Compensation adjustments description									(i) NIS 86 ($24) monthly consultation fee in the first year following the IPO, (ii) NIS 90 ($25) monthly consultation fee in the second year following the IPO, and (iii) NIS 95 ($26) monthly consultation fee from the third year following the IPO; (iv) monthly car allowance and maintenance expenses of NIS 4 ($1); (v) annual bonus of up to 25% of the annual consulting fees, the specific amount of which is subject to further approval of our Board of Directors; and (vi) one-time bonus of NIS 905 plus VAT ($250) upon completion of the IPO. Further, the compensation committee and Board of Directors, may grant Mr. Gilboa: (i) a special bonus of up to 1.5% of the proceeds of a qualified merger, sale, or assignment as provided therein; (ii) an equity financing bonus equal to up to 2% of the cash proceeds in a private placement or other equity financing transaction, and (iii) a one-time bonus for special efforts performed by Mr. Gilboa and/or in respect of the significant contribution of Mr. Gilboa to the Company’s operations, special projects or extra ordinary achievements which are not in the Company’s ordinary course of business.
2019 Plan [Member]
Subsequent Event [Line Items]
Stock options granted | shares																	246,170
Conversion of stock description										The share options are to vest over a period of 36 months, commencing January 7, 2025, with the share options granted to the CEO vesting fully upon change of control, other than IPO, as defined in the option letter award agreement. In addition, the Company increased the maximum number of Ordinary Shares reserved for issuance under the 2019 Plan by 477,008, from 246,170 Ordinary Shares to 723,178 Ordinary Shares.	The share options are to vest over a period of 36 months, commencing January 7, 2025, with the share options granted to the CEO vesting fully upon change of control, other than IPO, as defined in the option letter award agreement. In addition, the Company increased the maximum number of Ordinary Shares reserved for issuance under the 2019 Plan by 477,008, from 246,170 Ordinary Shares to 723,178 Ordinary Shares.
Share options, vest period																	4 years
Common Class A [Member]
Subsequent Event [Line Items]
Stock issued during period shares new issues | shares										346,537,000	346,537,000
Share price | $ / shares										$ 6.05
Chief Executive Officer [Member]
Subsequent Event [Line Items]
Bonus payments										$ 33,000	₪ 120
Stock options granted | shares										318,856,000	318,856,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Forward share split, description					1-for-4.77008
Litigation payments						$ 94,000	₪ 310
Accrued expense and other current liabilities												$ 210,000
Value added tax receivable																							$ 600,000
Subsequent Event [Member] | Aptar Agreement [Member]
Subsequent Event [Line Items]
Termination loans																						$ 75,000
Debt obligations																						$ 225,000
Subsequent Event [Member] | Master Service Agreement [Member]
Subsequent Event [Line Items]
Research and development description			the company and Aptar signed a new master service agreement and schedules of work (the “New Aptar Agreement”) in which Aptar granted the Company technology access to co-development and support for the development and submissions to regulatory bodies of intranasal to deliver NS001 and NS002 using Aptar’s technology. In connection with the development, the Company is required to pay Aptar up to $1,000 in the aggregate comprising of $600 paid in three annual instalments in project period, $200 upon submission of New Drug $200 upon approval of a NDA with the FDA (or equivalent body outside the U.S. The Company paid $200 to Aptar to date under the New Aptar Agreement. In addition to the fees described above, upon receipt of NDA Approval for the Final Product (as defined in the agreement), Company agreed to pay 1% royalties from the Net Revenue of the Final Product for a period of seven years commencing on the date of the first commercial sale of such Final Product. The Company also agreed to pay a termination fee of up to $160 based on termination date.
Termination fee			$ 160,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock issued during period shares new issues | shares								22,802,000
Common stock shares authorized | shares								9,536,000
Common stock, par value | $ / shares								$ 0
Subsequent Event [Member] | Mr Udi Gilboa [Member]
Subsequent Event [Line Items]
Compensation adjustments description									(i) NIS 86 ($24) monthly consultation fee in the first year following the IPO, (ii) NIS 90 ($25) monthly consultation fee in the second year following the IPO, and (iii) NIS 95 ($26) monthly consultation fee from the third year following the IPO; (iv) monthly car allowance and maintenance expenses of NIS 4 ($1); (v) annual bonus of up to 25% of the annual consulting fees, the specific amount of which is subject to further approval of our Board of Directors; and (vi) one-time bonus of NIS 905 plus VAT ($250) upon completion of the IPO. Further, the compensation committee and Board of Directors, may grant Mr. Gilboa: (i) a special bonus of up to 1.5% of the proceeds of a qualified merger, sale, or assignment as provided therein; (ii) an equity financing bonus equal to up to 2% of the cash proceeds in a private placement or other equity financing transaction, and (iii) a one-time bonus for special efforts performed by Mr. Gilboa and/or in respect of the significant contribution of Mr. Gilboa to the Company’s operations, special projects or extra ordinary achievements which are not in the Company’s ordinary course of business.
Subsequent Event [Member] | Dr. Dalia Meggido [Member]
Subsequent Event [Line Items]
Compensation adjustments description									(i) NIS 86 ($24) monthly consultation fee in the first year following the IPO, (ii) NIS 97 ($27) monthly consultation fee in the second year following the IPO, and (iii) NIS 106 ($29) monthly consultation fee from the third year following the IPO; (iv) monthly car allowance and maintenance expenses of NIS 4 ($1); (v) annual bonus of up to 25% of annual consulting fees, subject to approval of our Board of Directors; one-time bonus of NIS 724 plus VAT ($200) upon completion of the IPO. Further, the compensation committee and the Board of Directors, may grant Dr. Megiddo (i) a special bonus of up to 1.5% of the proceeds of a qualified merger, sale, or assignment as provided therein; (ii) a one-time bonus for special efforts performed by Dr. Megiddo and/or in respect of the significant contribution of Dr. Megiddo to the Company’s operations, special projects or extra ordinary achievements which are not in the Company’s general course of business; (iii) a bonus of NIS 905plus VAT ($249) upon NDA submission for NS002 to the FDA; and (iv) a bonus of NIS 1,811 plus VAT ($497) upon FDA approval of an NDA for NS002.
Bonuses received												200,000	₪ 724
Subsequent Event [Member] | Formulex Pharma Innovations Ltd [Member] | Services Agreement [Member]
Subsequent Event [Line Items]
Research and development services				$ 10,000
Subsequent Event [Member] | Mr. Ehud Gilboa [Member]
Subsequent Event [Line Items]
Bonuses received												250,000	905
Subsequent Event [Member] | Mr.Dan Teleman [Member]
Subsequent Event [Line Items]
Bonuses received												$ 66,000	₪ 240
Subsequent Event [Member] | 2019 Plan [Member]
Subsequent Event [Line Items]
Conversion of stock description										The share options are to vest over a period of 36 months, commencing January 7, 2025, with the share options granted to the CEO vesting fully upon change of control, other than IPO, as defined in the agreement. In addition, the Company increased the maximum number of Ordinary Shares reserved for issuance under the 2019 Plan by 477,008, from 246,170 Ordinary Shares to 723,178 Ordinary Shares.	The share options are to vest over a period of 36 months, commencing January 7, 2025, with the share options granted to the CEO vesting fully upon change of control, other than IPO, as defined in the agreement. In addition, the Company increased the maximum number of Ordinary Shares reserved for issuance under the 2019 Plan by 477,008, from 246,170 Ordinary Shares to 723,178 Ordinary Shares.
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Stock issued during period shares new issues | shares										346,537,000	346,537,000
Share price | $ / shares										$ 6.05
Subsequent Event [Member] | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Subsequent event, description									the shareholders and the Board of Directors approved, subject to the consummation of the IPO, the following amendments to the agreement with the CEO (1) an increase in the CEO Annual Bonus from 10%-20% of his annual gross salary to 20%-30%; (2) one-time bonus of $75 if the Phase 3 clinical trial of NS002 successfully meets its primary end-point; and (3) an increase in the CEO IPO Bonus to NIS 240 ($66).	the Board of Directors approved the engagement with Dan Teleman as Chief Executive Officer (“CEO”). The CEO is entitled to a gross monthly salary in the amount of NIS 30 ($8) beginning January 7, 2025 and until March 2025. Beginning April 1, 2025, the CEO is entitled to a gross monthly salary of NIS 40 ($11), to be increased to NIS 70 ($19) as of and subject to consummation of the IPO until the first anniversary of the IPO, and thereafter to NIS 75 ($21) until the second anniversary of the IPO and to NIS 80 ($22) thereafter. Additionally, the CEO will be entitled to an annual bonus in between 10%-20% of his annual gross salary (the “CEO Annual Bonus”).	the Board of Directors approved the engagement with Dan Teleman as Chief Executive Officer (“CEO”). The CEO is entitled to a gross monthly salary in the amount of NIS 30 ($8) beginning January 7, 2025 and until March 2025. Beginning April 1, 2025, the CEO is entitled to a gross monthly salary of NIS 40 ($11), to be increased to NIS 70 ($19) as of and subject to consummation of the IPO until the first anniversary of the IPO, and thereafter to NIS 75 ($21) until the second anniversary of the IPO and to NIS 80 ($22) thereafter. Additionally, the CEO will be entitled to an annual bonus in between 10%-20% of his annual gross salary (the “CEO Annual Bonus”).
Bonus payments										$ 33,000	₪ 120
Stock options granted | shares										318,856,000	318,856,000
Subsequent Event [Member] | Director of Finance [Member]
Subsequent Event [Line Items]
Stock options granted | shares										27,681,000	27,681,000
Subsequent Event [Member] | Chief Financial Officer [Member]
Subsequent Event [Line Items]
Share options, granted		$ 126,197
Share options, excercise price | $ / shares		$ 7.56
Share options, vest period		3 years
Subsequent Event [Member] | 3 Members of Board of Directors [Member]
Subsequent Event [Line Items]
Share options, granted	$ 30,000
Share options, excercise price | $ / shares	$ 5.38
Share options, vest period	4 years
Subsequent Event [Member] | Board of Directors Chairman [Member]
Subsequent Event [Line Items]
Share options, granted	$ 55,500
Subsequent Event [Member] | 2024 SAFEs [Member]
Subsequent Event [Line Items]
Capital									$ 280,000
Termination loans																					$ 250,000

[1]	After giving effect to the forward share split, see also Note 2 (c).
[2]	Unless otherwise stated, the term Ordinary Shares in these financial statements refers to all classes of shares, including Ordinary Shares, Class A Ordinary Shares, Class A-1 Ordinary Shares, Class A-2 Ordinary Shares, Class A-3 Ordinary Shares, Class A-3A Ordinary Shares and Class A-3B Ordinary Shares.
[3]	After giving effect to the forward share split, see also Note 7(d).
[4]	Unless otherwise stated, the term Ordinary Shares in these consolidated financial statements refers to all classes of shares, including Class Ordinary Shares, Class A Ordinary Shares, Class A-1 Ordinary Shares, Class A-2 Ordinary Shares and Class A-3 Ordinary Shares.